Trade and Other Current Payables	12 Months Ended
Dec. 31, 2018
TRADE AND OTHER CURRENT PAYABLES.
Trade and Other Current Payables

24.  TRADE AND OTHER CURRENT PAYABLES.

The detail of Trade and Other Current Payables as of December 31, 2018 and 2017, is as follows:

	Current		Non-current
	12-31-2018	12-31-2017	12-31-2018	12-31-2017
Trade and Other Payables	ThCh$	ThCh$	ThCh$	ThCh$
Energy suppliers	155,123,059	172,042,187	—	—
Fuel and gas suppliers	39,787,839	13,300,051	—	—
Payables for goods and services	155,054,466	149,301,377	6,766	4,485
Payables for assets acquisition	116,157,897	92,806,426	2,106,099	—
Subtotal Trade Payables	466,123,261	427,450,041	2,112,865	4,485
Other Payables
Dividends payable to third parties	52,059,048	95,150,149	—	—
Warranty deposits	365,857	402,107	—	—
Fines and complaints	165,102	—	—	—
Taxes payables other than income tax	1,742,603	4,894,779	—	—
Accounts payable to staff	30,686,679	27,466,888	—	—
Other payables	3,143,774	614,554	471,315	655,339
Subtotal Other current payables	88,163,063	128,528,477	471,315	655,339
Total	554,286,324	555,978,518	2,584,180	659,824

See Note 22.4 for the description of the liquidity risk management policy.

The detail of trade payables, both non-past due and past due as of December 31, 2018 and 2017, are presented in Appendix 3.